Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beacon Planned Return Strategy Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	11.14%	10.46%	19.09%	(7.52%)	9.68%	9.48%	18.01%	(2.38%)
Brigade High Income Fund | Founders Class
Prospectus [Line Items]
Annual Return [Percent]		10.86%
Carret Kansas Tax-Exempt Bond Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.88%	0.34%	4.24%	(8.09%)	0.70%	5.07%	5.53%	1.05%	3.00%	0.55%
Clarkston Partners Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(8.38%)	4.50%	6.40%	(0.12%)	7.95%	17.43%	23.94%	(7.16%)	12.83%	15.51%
Clarkston Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.30%	6.79%	17.85%	(8.55%)	10.92%	16.99%	27.40%	(8.31%)	11.37%
Clarkston Founders Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.36%	5.67%	10.38%	(3.61%)	6.23%	23.21%	23.71%	(7.82%)
Hillman Value Fund | Hillman Value Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	10.09%	4.94%	24.40%	(10.85%)	22.76%	5.63%	35.59%	(2.68%)	16.37%	16.16%